Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 6. Goodwill
Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2018 (Successor)	$182,994
Goodwill acquired	2,569
Foreign currency translation adjustments	7,417

Balance as of December 31, 2019 (Successor)	$192,980
Goodwill acquired	2,211
Foreign currency translation adjustments	5,433

Balance as of December 31, 2020 (Successor)	$200,624

For the years ended December 31, 2020 and 2019 (Successor), the carrying amount of goodwill increased by $2.2 million due to the Sportzcast acquisition and $2.6 million due to the Oppia acquisition, respectively. (See Note 2—
Business Combinations
.)
No impairment of goodwill was recognized for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor).